ESOP PLAN (Detail Textuals 1) (Employee Stock Ownership Plan (the "ESOP"), USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (the "ESOP")
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Term of completed year of service	3 months
Number of period for vesting	2 years
Fully Vesting period	6 years
Minimum amount of ESOP contributions	$ 130,000
Contribution expense	178,000	178,000
ESOP principal payment	131,000	125,000
ESOP interest expenses	47,000	54,000
Shares of unallocated company stock	553,420	664,104
Number of allocated company stock	1,017,619	917,965
ESOP compensation expenses	$ 173,000	$ 236,000
Fair value of the shares	$ 1.15	$ 2.20